Employee Benefits	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Employee Benefits

11. EMPLOYEE BENEFITS

Benefit plans

The Company provides defined benefit plan of severance pay to the eligible employees. The severance pay plan provides for a lump sum payment to employees on separation (retirement, resignation, death while in employment or on termination of employment) of an amount based upon the employees last drawn salary and length of service, subject to the completion of minimum service period (1-2 years) and taking into account the provisions of local applicable law or as per employee contract. The Company records annual amounts relating to these long-term employee benefits based on calculations that incorporate various actuarial and other assumptions, including discount rates, mortality, assumed rates of return, compensation increases and turnover rates. The Company reviews its assumptions on an annual basis and makes modifications to the assumptions based on current rates and trends when it is appropriate to do so. The effect of modifications to those assumptions is recorded in the consolidated statement of operations. The Company believes that the assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions. The net periodic costs are recognized as employees render the services necessary to earn these benefits. The following tables set out the funded status of the end-of-service indemnities employees receive under one of the five benefit structures the Company and its subsidiaries offer to its employees and the amounts recognized in the Company’s financial statements as of December 31, 2018 and December 31, 2017 (in thousands).

	As of December 31,
	2018 (NESR - Successor)	2017 (NPS - Predecessor)
Change in benefit obligations
Benefit obligations at the beginning of the year	15,062	11,581
Actuarial (gain) / loss	1,273	811
Service cost	2,250	1,964
Interest cost	444	403
Benefits paid	(2,491)	(1,469)
Other	(416)	-
Benefit obligations at the end of the year	16,122	13,290
Current benefit obligation	2,620	2,552
Non-current benefit obligation	13,502	10,738
Benefit obligation at the end of the year	16,122	13,290
Change in plan assets
Fair value of plan assets at the beginning of the year	-	-
Employer contributions	2,491	1,469
Benefits paid	(2,491)	(1,469)
Plan assets at the end of the year
Unfunded status	21,104	13,290

Net cost for the Successor Period, 2018 Predecessor Period, 2017 Predecessor Period and the 2016 Predecessor Period comprises the following components (in thousands):

	Year ended December 31,
	June 7 to December 31, 2018 (NESR - Successor)	January 1 to June 6, 2018 (NPS - Predecessor)	2017 (NPS - Predecessor)	2016 (NPS - Predecessor)
Service cost	1,412	866	1,964	1,762
Interest cost	282	168	403	373
Actuarial (gain) / loss	896	375	811	736
Other	(416)	-	-	-
Net cost	2,174	1,409	3,178	2,871

The weighted-average assumptions used to determine benefit obligations as of December 31, 2018 and 2017 are set out below:

	As of December 31,
	2018 (NESR - Successor)	2017 (NPS - Predecessor)
Discount rate	3.75%	3.25%
Rate of increase in compensation levels:	3.00%	3.00%

The weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31, 2018 and 2017 are set out below:

	As of December 31,
	2018 (NESR - Successor)	2017 (NPS - Predecessor)
Discount rate	3.00%	3.00%
Rate of increase in compensation levels:	2.73%	3.00%

The Company assesses these assumptions with its projected long-term plans of growth and prevalent industry standards.

The Company has no regulatory requirement to fund these benefits in advance and intends to pay benefits directly as they fall due. As of December 31, 2018, the Company has no plan assets to invest.

Accumulated benefit obligation was $13.2 million and $11.4 million as of December 31, 2018 and 2017, respectively.

The following reflect expected future benefit payments (in thousands):

Year ending December 31,	NESR (Successor)
2019	2,876
2020	2,680
2021	2,945
2022	2,657
2023	2,430
Thereafter	11,810

The expected benefits are based on the same assumptions used to measure the Company’s benefit obligations as of December 31, 2018.

The Company also provides a defined contribution retirement plan and occupational hazard insurance for Omani employees. Contributions to a defined contribution retirement plan and occupational hazard insurance for Omani employees in accordance with the Omani Social Insurances Law are recognized as an expense in the consolidated statement of operations as incurred. Total contributions for the 2018 Successor Period were $1.8 million.